Income Taxes	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 6 – Income Taxes

As of October 31, 2021 and April 30, 2021, the Company had net operating loss carryforwards for Federal income tax purposes of approximately $2,010,000 and $890,000, respectively, expiring in the years of 2022 through 2041.

For the six- and three-month periods ended October 31, 2021, the Company recorded income tax expense of $621,000 and a tax benefit of $86,000, respectively. For the six- and three- month periods ended October 31, 2020, the Company recorded income tax expense of $22,398 and $11,057, respectively.

As of October 31, 2021 and April 30, 2021, the Company had net deferred tax assets calculated at an expected federal rate of 21%, and a state rate of 8%, when applicable, or approximately $642,000 and $313,000, respectively. As a result of unrealized book gains on equity securities, the Company also has a deferred tax liability of $1,696,000 and $746,000 as of October 31, 2021 and April 30, 2021, respectively. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of October 31, 2021 and April 30, 2021 were as follows:

	October 31, 2021	April 30, 2021

Deferred tax assets, net:
Net operating loss carryforwards	$422,000	$141,000
Bad debt allowance	27,000	17,000
Stock-based compensation	193,000	155,000
Deferred tax assets	642,000	313,000

Deferred tax liability
Unrealized gain	1,696,000	746,000

Net deferred tax liability	$(1,054,000)	$(433,000)

 5. Income Taxes

The Tax Cuts and Jobs Act ("Tax Act") was enacted on December 22, 2017. Among numerous provisions, the Tax Act reduced the U.S. federal corporate tax rate from 35% to 21%, requires companies to pay a one-time transition tax on earnings of certain foreign subsidiaries that were previously tax deferred, and creates new taxes on certain foreign sourced earnings. As a result of the Tax Act, the Company re-measured certain deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 21%.

As of April 30, 2021, the Company had net operating loss carryforwards for Federal income tax purposes of approximately $890,000 expiring in the years of 2022 through 2035. Utilization of the net operating losses may be subject to annual limitations provided by Section 382 of the Internal Revenue Code and similar state provisions.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of April 30, 2021 and 2020 were as follows:

	2021	2020

Deferred tax assets, net:
Net operating loss carryforwards	$141,000	$140,000
Bad debt expense	17,000	—
Stock-based compensation	155,000	—
Asset impairment loss	—	40,000
Deferred tax assets	313,000	180,000

Deferred tax liability
Unrealized gain	746,000	—
Total deferred tax liability	746,000	—

Total net deferred tax assets (liabilities)	$(433,000)	$180,000

The valuation allowance is $0 as of April 30, 2021 and April 30, 2020. . Company management believes that historical, current and expected earnings are sufficient to meet the more likely than not standard to enable the Company to utilize the deferred tax asset.

The Company did not have any material unrecognized tax benefits as of April 30, 2021 and 2020. The Company does not expect the unrecognized tax benefits to significantly increase or decrease within the next twelve months.  The Company recorded no interest and penalties relating to unrecognized tax benefits as of and during the years ended April 30, 2021 and 2020. The Company is subject to U.S. federal income tax, as well as taxes by various state jurisdictions. The Company is currently open to audit under the statute of limitations by the federal and state jurisdictions for the years ending April 30, 2019 through 2021.